ADMINISTRATOR AND SUB-ADVISER
     AQUILA MANAGEMENT CORPORATION
     380 Madison Avenue, Suite 2300
     New York, New York 10017

BOARD OF TRUSTEES
     Lacy B. Herrmann, Chairman
     Tucker Hart Adams
     Arthur K. Carlson
     Diana P. Herrmann
     R. Thayne Robson
     Cornelius T. Ryan

OFFICERS
     Lacy B. Herrmann, President
     Jerry G. McGrew, Senior Vice President
     Barbara S. Walchli, Senior Vice President
     Susan A. Cook, Vice President
     Diana P. Herrmann, Vice President
     Christine L. Neimeth, Vice President
     Jean M. Smith, Vice President
     Alan R. Stockman, Vice President
     Jessica L. Wiltshire, Vice President
     Kimball L. Young, Vice President
     Rose F. Marotta, Chief Financial Officer
     Richard F. West, Treasurer
     Edward M.W. Hines, Secretary

DISTRIBUTOR
     AQUILA DISTRIBUTORS, INC.
     380 Madison Avenue, Suite 2300
     New York, New York 10017

CUSTODIAN
     BANK ONE TRUST COMPANY, N.A.
     100 East Broad Street
     Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
     PFPC Inc.
     400 Bellevue Parkway
     Wilmington, Delaware 19809

INDEPENDENT AUDITORS
     KPMG LLP
     345 Park Avenue
     New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.






SEMI-ANNUAL
REPORT

JUNE 30, 1999

[Logo of the Aquila Rocky Mountain Equity Fund: Rectangle with the words AQUILA ROCKY MOUNTAIN EQUITY FUND and a drawing of two mountains]

A CAPITAL APPRECIATION INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo of the Aquila Rocky Mountain Equity Fund: Rectangle with the words AQUILA ROCKY MOUNTAIN EQUITY FUND and a drawing of two mountains]

AQUILA ROCKY MOUNTAIN EQUITY FUND

SEMI-ANNUAL REPORT

                                                             August 23, 1999

Dear Fellow Shareholders:

     We are pleased to provide you with the Semi-Annual Report for Aquila Rocky Mountain Equity Fund for the six month period ended June 30, 1999. During this period, the Class A shares of the Fund had a total return of 16.35%, and it was 19.03% through July 31, 1999. These returns do not reflect sales charges.

     ROCKY MOUNTAIN REGION REMAINS ATTRACTIVE

     As of July 22, 1999, the Aquila Rocky Mountain Equity Fund had been in existence for 5 years. Over this period, we proved out the potential for growth that we saw in the Rocky Mountain region. We also demonstrated the prospects for good capital appreciation, without undue risk and volatility, from investments in the region.

     Recent economic data continues to support our thesis that the Rocky Mountain region offers above average performance in both economic and population growth. Were the eight-state area of the Rocky Mountain region carved out into a separate country, it would possess one of the larger economies in the whole world - slightly smaller than the economy of Canada and larger than that of Mexico.

     Moreover, the economic and population growth of the Rocky Mountain region has been above the average of the entire United States. Furthermore, we believe that, over time, the quality of life in the Rocky Mountain region will continue to attract additional sound businesses and management.

     If this  region  were a  separate  country,  we would not have any  foreign
market  problems  with  currency,  language,   accounting  standards,  or  other
detracting factors which one finds with investing in other areas.

     In essence, we feel that with the Aquila Rocky Mountain Equity Fund we have the best of all worlds. We can invest in an area which would be one of the biggest economies of the world, yet we can do so in our "own backyard" - the Rocky Mountain region of our country.


     THE FUND'S KEY INVESTMENTS

     As at June 30, 1999, the Fund's key investments and the location of these investments were as follows:

[Graphic of a pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY REGION

Colorado       40.92%
Utah           10.59%
Arizona        10.76%
Nevada         6.74%
Montana        8.28%
New Mexico     4.06%
Idaho          9.50%
Other          9.15%

[Graphic of a pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY MARKET SECTOR

Basic Industry           9.81%
Business Services        5.81%
Consumer Cyclicals       9.42%
Consumer Services        28.64%
Consumer Staples         3.98%
Technology               3.56%
Financial Services       15.53%
Health Care              1.99%
Energy                   8.21%
Utilities                12.32%
Other                    0.73%

     Below are listed the top ten holdings of the Fund as of June 30, 1999. While the individual holdings of the Fund and those that make up the top ten will vary over time, there is a common denominator in their selection. This common denominator is securities which possess a reasonable or value-oriented price at time of purchase.

                                    TOP TEN HOLDINGS
                                  PERCENT
COMPANY                        OF NET ASSETS    STATE          MARKET SECTOR
Liberty Media Group                6.91%       Colorado      Consumer Services
First Security Corp.               5.69%       Utah          Financial Services
Prima Energy                       5.65%       Colorado      Energy
Koala Corp.                        5.35%       Colorado      Consumer Cyclicals
Media One Group                    5.31%       Colorado      Consumer Services
Montana Power Co.                  5.03%       Montana       Utilities
Jones Intercable Inc. (Class A)    4.90%       Colorado      Consumer Services
Albertson's Inc.                   4.64%       Idaho         Consumer Services
Viad Corp.                         4.42%       Arizona       Business Services
Mity Lite, Inc.                    4.07%       Utah          Consumer Cyclicals

     BROADENING STOCK MARKET

     From June, 1994 to March, 1999 large capitalization growth stocks provided very dominant and narrow market leadership for U.S. stocks. Other stocks tended to be neglected. Since March we have seen a broadening of the U.S. stock market to include value as well as small capitalization stocks. Investors have been willing to look for good values across the market. This has led to more recognition for the stocks that are held in the Aquila Rocky Mountain Equity Fund.

     DEDICATED MANAGER

     As indicated, as of July 22, 1999, the Fund completed its fifth year in operation. Over this period, we believe the Fund has produced overall favorable results for investors. Aquila has renewed our strategic commitment to the Fund by hiring an in-house, Arizona-based portfolio manager to be dedicated to investment research in the region and management of the Fund. By having a specific Aquila portfolio manager based in the Rocky Mountain region, near many of the companies in the Fund, we will continue to work to uncover superior opportunities early, before they are generally recognized in the marketplace. We believe in geographic proximity. If there is a problem or a question, our portfolio manager can be in front of management within a few hours.

     INVESTMENT PHILOSOPHY

     We remain committed to our investment philosophy and disciplines. We continue to look for companies with good growth prospects and strong management. It is our desire to purchase securities of these companies at a reasonable or value-oriented price. Furthermore, we will also continue to use our investment disciplines to control risk.

     YOUR CONFIDENCE APPRECIATED

     Your   investment  in  Aquila  Rocky   Mountain   Equity  Fund  is  greatly
appreciated. We value your trust and will continue to do our best to merit your confidence.

Sincerely,

Barbara S. Walchli
Senior Vice President and
Portfolio Manager


Lacy B. Herrmann
President and
Chairman, Board of Trustees

AQUILA ROCKY MOUNTAIN EQUITY FUND
STATEMENT OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)

                                                                                  MARKET
  SHARES           COMMON STOCKS - 99.3%                                           VALUE
                   BASIC INDUSTRY - 9.8%
    3,000          Barrick Gold Corp.                                         $    58,125
    5,000          Building Materials Holding Corp.+                               57,500
    3,000          Swift Transportation+                                           66,000
    1,600          Union Pacific                                                   93,300
                                                                                  274,925

                   BUSINESS SERVICES - 5.8%
    6,500          Avert Inc. +                                                    39,000
    4,000          Viad Corporation                                               123,750
                                                                                  162,750

                   CONSUMER CYCLICALS - 9.4%
    5,600          Koala Corp.+                                                   149,800
    6,000          Mity Lite, Inc.+                                               114,000
                                                                                  263,800

                   CONSUMER SERVICES - 28.7%
    2,520          Albertson's Inc.                                               129,938
    5,000          American Coin Merchandising+                                    32,500
    4,500          International Game Technology                                   83,250
    2,800          Jones Intercable Inc. Class A+                                 137,200
      300          Jones Intercable Inc.+                                          14,400
    5,268          Liberty Media Group Class A+                                   193,599
    2,000          Media One Group+                                               148,750
      900          Mirage Resorts+                                                 15,075
    8,000          Rocky Mountain Chocolate Factory+                               48,000
                                                                                  802,712

                   CONSUMER STAPLES - 4.0%
    3,000          Dial Corp.                                                     111,563
                   ENERGY - 8.2%
    7,000          Prima Energy Corp.+                                            158,375
    4,400          Union Pacific Resources, Inc.                                   71,784
                                                                                  230,159

                   FINANCIAL SERVICES - 15.5%
    2,332          Conseco Inc.                                                    70,980
    5,850          First Security Corp.                                           159,413
    5,875          First State Bancorp                                            113,828
    5,561          Westerfed Financial Corp.                                       91,062
                                                                                  435,283

                   HEALTH CARE - 2.0%
    1,000          Ballard Medical Products                                        23,313
    2,250          Sierra Health Services Inc.+                                    32,484
                                                                                   55,797
                   TECHNOLOGY - 3.6%
   11,000          Navidec Inc.+                                                   99,687

                   UTILITIES - 12.3%
    2,500          Idacorp Inc.                                                    78,750
    2,700          KN Energy                                                       36,112
    2,000          Montana Power Co.                                              141,000
    2,300          New Century Energies Inc.                                       89,269
                                                                                  345,131

                   OTHER - 00.0%
       10          Morrison Knudsen Corp. Warrants+                                    36
                       Total Common Stocks  (cost $1,739,077)                   2,781,842



   FACE
  AMOUNT           SHORT-TERM INVESTMENTS - 0.5%

$  15,000          Churchill Cash Reserves Trust                                   15,000
      500          The One Group Prime Money Market Fund                              500
                       Total Short-Term Investments (cost $15,500)                 15,500

                   Total Investments (cost $1,754,577)        99.8%             2,797,342
                   Other assets in excess of liabilities       0.2                  4,743

                   Net Asset                                 100.0%         $   2,802,085


                   * Cost for Federal tax purposes is identical.
                   + Non-income producing security.

            See accompanying notes to financial statements

AQUILA ROCKY MOUNTAIN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

ASSETS
        Investments at market value (cost $1,754,577)                                          $    2,797,342
        Cash                                                                                              973
        Due from Administrator for reimbursement of expenses (note 3)                                   9,758
        Dividends and interest receivable                                                               2,115
        Other assets                                                                                      114
        Deferred organization expenses (note 2)                                                            38
            Total assets                                                                       $    2,810,340

LIABILITIES
        Accrued expenses                                                                       $        6,756
        Distribution fees payable                                                                       1,499
            Total liabilities                                                                           8,255

NET ASSETS                                                                                     $    2,802,085

        Net Assets consist of:
        Capital Stock - Authorized an unlimited number of shares, par value $.01 per share     $        1,437
        Additional paid-in capital                                                                  1,687,255
        Net unrealized appreciation on investments                                                  1,042,765
        Undistributed net realized gain on investments                                                 69,269
        Undistributed net investment income                                                             1,359
                                                                                               $    2,802,085

CLASS A
        Net Assets                                                                             $    1,727,373
        Capital shares outstanding                                                                     88,592
        Net asset value and redemption price per share                                         $        19.50
        Offering price per share (100/95.75 of $19.50 adjusted to nearest cent)                $        20.37

CLASS C
        Net Assets                                                                             $      176,866
        Capital shares outstanding                                                                      9,235
        Net asset value and offering price per share                                           $        19.15
        Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
            during the first 12 months after purchase)                                         $        19.15*

CLASS Y
        Net Assets                                                                             $      897,846
        Capital shares outstanding                                                                     45,844
        Net asset value, offering and redemption price per share                               $        19.59

See accompanying notes to financial statements.

AQUILA ROCKY MOUNTAIN EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
        Dividends                                          $    17,122
        Interest                                                 1,325
                                                                                $    18,447

Expenses:
        Investment Adviser fees (note 3)                   $     9,547
        Administrator fees (note 3)                             10,911
        Legal fees                                              14,000
        Registration fees and dues                              10,000
        Shareholders' reports                                    9,000
        Trustees' fees and expenses                              6,700
        Audit and accounting fees                                5,000
        Transfer and shareholder servicing agent fees            5,000
        Amortization of organization expenses (note 2)           4,417
        Distribution and service fees (note 3)                   3,002
        Custodian fees                                             500
        Miscellaneous                                            1,647
                                                                79,724

        Investment Adviser fees waived (note 3)                 (9,547)
        Administrator fees waived (note 3)                     (10,911)
        Reimbursement of expenses by Administrator (note 3)    (42,079)
        Expenses paid indirectly (note 6)                         (100)
              Net expenses                                                           17,087
              Net investment income                                                   1,360

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
        Net realized gain from securities transactions          80,547
        Change in unrealized appreciation on investments       334,081

        Net realized and unrealized gain on investments                             414,628
        Net increase in net assets resulting from operations                    $   415,988

See accompanying notes to financial statements.

AQUILA ROCKY MOUNTAIN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                            SIX MONTHS ENDED         YEAR ENDED
                                                                             JUNE 30, 1999        DECEMBER 31, 1998
OPERATIONS:
    Net investment income (loss)                                            $     1,360             $       (391)
    Net realized gain from securities transactions                               80,547                    7,746
    Change in unrealized appreciation on investments                            334,081                 (155,516)
        Change in net assets from operations                                    415,988                 (148,161)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
    Class A Shares:
    Net investment income                                                          -                      (1,387)
    Net realized gain on investments                                               -                     (18,386)

    Class C Shares:
    Net investment income                                                          -                        (120)
    Net realized gain on investments                                               -                      (1,588)

    Class Y Shares:
    Net investment income                                                          -                        (574)
    Net realized gain on investments                                               -                      (7,609)
        Change in net assets from distributions                                    -                     (29,664)

CAPITAL SHARE TRANSACTIONS (NOTE 7):
    Proceeds from shares sold                                                    95,102                  475,496
    Reinvested dividends and distributions                                         -                      31,719
    Cost of shares redeemed                                                    (539,822)              (1,444,705)
        Change in net assets from capital share transactions                   (444,720)                (937,490)

        Change in net assets                                                    (28,732)              (1,115,315)

NET ASSETS:
    Beginning of period                                                       2,830,817                3,946,132

    End of period                                                           $ 2,802,085             $  2,830,817

See accompanying notes to financial statements.

AQUILA ROCKY MOUNTAIN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

     Aquila Rocky Mountain Equity Fund (the "Fund"), a diversified, open-end investment company, was organized on November 3, 1993 as a Massachusetts business trust and commenced operations on July 22, 1994. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 1999 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.


c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d)   ORGANIZATION  EXPENSES:  The  Fund's  organizational   expenses  have  been
     deferred and are being amortized on a straight-line basis over five years.

e) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Management   affairs  of  the  Fund  are  conducted  through  two  separate management arrangements.

     KPM Investment Management, Inc. (the "Adviser") serves as Investment Adviser to the Fund. The Adviser is a wholly-owned subsidiary of KFS Corporation, a member of the nationally oriented Mutual of Omaha Companies. In this role, under an Investment Advisory Agreement, the Adviser supervises the Fund's investments and provides various services to the Fund for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 0.70 of 1% on the first $15 million; 0.55 of 1% on the next $35 million and 0.40 of 1% on the excess over $50 million.

     The Fund also has a Sub-Advisory and Administration Agreement with Aquila Management Corporation (the "Administrator"), the Fund's founder and sponsor. Under this agreement, the Administrator provides such advisory services to the Fund, in addition to those services provided by the Adviser, as the
Administrator  deems  appropriate.  Besides its sub-advisory  services,  it also provides all administrative services, other than those relating to the management of the Fund's investments. This includes providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 0.80 of 1% on the first $15 million; 0.65 of 1% on the next $35 million and 0.50 of 1% on the excess over $50 million.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the most restrictive expense limitation imposed upon the Fund in the States in which shares are then eligible for sale. At the present time none of the States in which the Fund's shares are sold have any such limitation.

     For the six months ended June 30, 1999, the Fund incurred fees under the Advisory Agreement and Sub-Advisory and Administration Agreement of $9,547 and $10,911, respectively, which were voluntarily waived. Also, during this period the Administrator reimbursed the Fund for unamortized deferred organization expenses of $1,506 and voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $42,079. Of this amount, $32,321 was paid prior to June 30, 1999 and the balance of $9,758 was paid in early July 1999.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     On June 10, 1999, the Board of Trustees approved a change in the portfolio management arrangements described above. Since the inception of the Fund, KPMInvestment Management, Inc. has acted as the Fund's investment adviser. Effective on July 28, 1999, the Fund's Sub-Adviser, Aquila Management Corporation, will supervise the investment program of the Fund and the composition of its portfolio and KPM Investment Management, Inc. will discontinue its services as Adviser to the Fund. At that time the Sub-Adviser will be entitled to additional fees at the rate currently paid to the Adviser; the aggregate management fees paid by the Fund will not be changed. However, since inception, all advisory and administrative fees have been waived.

b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 1999, service fees on Class A Shares amounted to $2,181, of which the Distributor received $231.


     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1999, amounted to $616. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 1999, amounted to $205. The total of these payments with respect to Class C Shares amounted to $821, of which the Distributor received $281.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the general Rocky Mountain region, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 1999, the Distributor received commissions of $252 on sales of Class A Shares.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 1999, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $55,335 and $435,112, respectively.

     At June 30, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,161,993 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $119,228, for a net unrealized appreciation of $1,042,765.

5. DISTRIBUTIONS

     The Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share or in cash, at the shareholder's option. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains.

6. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in equity securities rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

  Transactions in Capital Shares of the Fund were as follows:

                                                 SIX MONTHS ENDED                        YEAR ENDED
                                                  JUNE 30, 1999                       DECEMBER 31, 1998
                                            SHARES             AMOUNT             SHARES             AMOUNT
CLASS A SHARES:
    Proceeds from shares sold                5,380           $   94,102            14,054          $  260,372
    Reinvested dividends and
        distributions                         -                    -                1,318              21,904
    Cost of shares redeemed                (28,935)            (510,173)          (78,986)         (1,431,876)
        Net change                         (23,555)            (416,071)          (63,614)         (1,149,600)

CLASS C SHARES:
    Proceeds from shares sold                 -                    -               10,043             178,108
    Reinvested dividends and
        distributions                         -                    -                  101               1,632
    Cost of shares redeemed                   (558)              (9,649)             (743)            (12,829)
        Net change                            (558)              (9,649)            9,401             166,911

CLASS Y SHARES:
    Proceeds from shares sold                   52                1,000             2,035              37,016
    Reinvested dividends and
        distributions                         -                    -                  498               8,183
    Cost of shares redeemed                 (1,138)             (20,000)             -                   -
        Net change                          (1,086)             (19,000)            2,533              45,199
Total transactions in Fund
    shares                                 (25,199)          $ (444,720)          (51,680)         $ (937,490)

8. PORTFOLIO ORIENTATION

     The Fund's investments are primarily invested in the securities of companies within the eight state Rocky Mountain region and therefore are subject to economic and other conditions affecting the various states which comprise the region. Accordingly, the investment performance of the Fund might not be comparable with that of a broader universe of companies.

AQUILA ROCKY MOUNTAIN EQUITY FUND
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A(1)
                                                     SIX MONTHS                                             PERIOD
                                                       ENDED             YEAR ENDED DECEMBER 31,             ENDED
                                                      6/30/99     1998       1997       1996       1995    12/31/94(2)
Net Asset Value, Beginning of Period                  $16.76     $17.89     $15.05     $13.13     $11.06     $11.43

Income from Investment Operations:
    Net investment income (loss)                        0.01        -         0.01      (0.02)     (0.07)       -
    Net gain (loss) on securities (both realized
        and unrealized)                                 2.73      (0.96)      3.44       2.47       2.25      (0.37)

    Total from Investment Operations                    2.74      (0.96)      3.45       2.45       2.18      (0.37)

Less Distributions (note 5):
    Dividends from net investment income                 -        (0.01)       -          -        (0.01)       -
    Distributions from capital gains                     -        (0.16)     (0.61)     (0.53)     (0.10)       -

    Total Distributions                                  -        (0.17)     (0.61)     (0.53)     (0.11)       -

Net Asset Value, End of Period                        $19.50     $16.76     $17.89     $15.05     $13.13     $11.06

Total Return (not reflecting sales charge) (%)         16.35+     (5.31)     23.01      18.68      19.68      (3.24)+

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)            1,727      1,880      3,144      2,178      1,737        530
    Ratio of Expenses to Average Net Assets (%)         1.29*      1.74       1.58       1.55       2.03       1.70*
    Ratio of Net Investment Income (Loss) to
        Average Net Assets (%)                          0.07*     (0.22)     (0.03)     (0.19)     (0.72)     (0.51)*
    Portfolio Turnover Rate (%)                         2.08+     19.52      10.39      20.32      15.14       2.95+

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's voluntary expense reimbursement were:

    Ratio of Expenses to Average Net Assets (%)(3)      5.85*      4.74       6.48       8.79      10.36      17.69*
    Ratio of Net Investment Income (Loss) to
      Average Net Assets (%)                           (4.49)*    (3.22)     (4.93)     (7.43)     (9.05)    (16.50)*

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)         1.28*      1.55       1.50       1.50       1.91       1.19*

  (1) Designated as Class A Shares on May 1, 1996.
  (2) From July 22, 1994 (commencement of operations) to December 31, 1994.
  (3) Ratios are based on average net assets of $1,758,801, $2,489,469, $2,505,548, $1,965,012, $1,239,752 and $453,768, respectively. In general, as the Fund's net assets increase, the expense ratio will decrease.
   +  Not annualized.
   *  Annualized.

See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         CLASS C(1)                                 CLASS Y(1)
                                         SIX MONTHS     YEAR ENDED      PERIOD       SIX MONTHS     YEAR ENDED       PERIOD
                                           ENDED       DECEMBER 31,      ENDED         ENDED       DECEMBER 31,       ENDED
                                          6/30/99     1998      1997   12/31/96       6/30/99     1998     1997     12/31/96
Net Asset Value, Beginning of Period      $16.53     $17.79    $15.07   $14.59         $16.82    $17.91   $15.07     $14.59

Income from Investment Operations:
    Net investment income                  (0.06)     (0.16)    (0.11)    0.01           0.03      0.03     0.04       0.01
    Net gain on securities (both
        realized and unrealized)            2.68      (0.93)     3.44     1.00           2.74     (0.95)    3.41       1.00

    Total from Investment Operations        2.62      (1.09)     3.33     1.01           2.77     (0.92)    3.45       1.01

Less Distributions (note 5):
    Dividends from net investment income     -        (0.01)      -        -              -       (0.01)     -          -
    Distributions from capital gains         -        (0.16)    (0.61)   (0.53)           -       (0.16)   (0.61)     (0.53)

    Total Distributions                      -        (0.17)    (0.61)   (0.53)           -       (0.17)   (0.61)     (0.53)

Net Asset Value, End of Period            $19.15     $16.53    $17.79   $15.07         $19.59    $16.82   $17.91     $15.07

Total Return (not reflecting sales
        charge) (%)                        15.85+     (6.07)    22.18     6.94+         16.47+    (5.08)   22.98       6.94+

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)  177        162         7        4            898       789      795        133
    Ratio of Expenses to Average Net
        Assets (%)                          2.04*      2.53      2.34     1.30*          1.04*     1.52     1.34       1.30*
    Ratio of Net Investment Income
        (Loss) to Average Net Assets (%)   (0.70)*    (1.07)    (0.78)    0.06*          0.30*    (0.01)    0.16       0.06*
    Portfolio Turnover Rate (%)             2.08+     19.52     10.39    20.32+          2.08+    19.52    10.39      20.32+

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's voluntary expense reimbursement were:

    Ratio of Expenses to Average
        Net Assets (%)(2)                   6.65*      5.70      7.19     8.54*          5.66*     4.58     5.34       8.54*
    Ratio of Net Investment Income
        (Loss) to Average Net Assets (%)   (5.31)*    (4.23)    (5.63)   (7.18)*        (4.32)*   (3.07)   (3.84)     (7.18)*

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average
      Net Assets (%)                        2.04*      2.33      2.26     1.25*          1.04*     1.32     1.27       1.25*

  (1) New Class of Shares established on May 1, 1996.
  (2) Ratios are based on average net assets of $165,613, $153,364, $4,895 and $542, respectively, for Class C Shares and $825,370, $789,453, $287,294 and $52,490, respectively, for Class Y Shares. In general, as the Fund's net assets increase, the expense ratio will decrease.
   +  Not annualized.
   *  Annualized.



See accompanying notes to financial statements.

PREPARING FOR YEAR 2000 (UNAUDITED)

     The Trustees and officers of the Fund have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Fund and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Fund are ready by the beginning of the year 2000.

     The Fund is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Fund's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

     The Fund has NOT incurred, nor is anticipated to incur, any costs related to Y2K. All such costs are being incurred by the respective vendors.

     As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Fund will be significantly affected by year 2000 problems.

     We will continue to keep you up-to-date through future communications.
